Taxation - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Nov. 30, 2008	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2015 USD ($)
Income Taxes [Line Items]
Statutory tax rate			25.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years							15.00%
Increase (decrease) in valuation allowance			¥ 17,802,709	$ 2,748,265	¥ (21,011,979)
Net operating loss carry forwards			817,100,000
Net operating loss carry forwards expiring In 2016			162,900,000
Net operating loss carry forwards expiring In 2017			327,900,000
Net operating loss carry forwards expiring In 2018			190,200,000
Net operating loss carry forwards expiring In 2019			46,300,000
Net operating loss carry forwards expiring In 2020			¥ 89,800,000
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Withholding income taxes for undistributed profits			¥ 0	$ 0	0	¥ 0
Deferred tax liability attributable to undistributed earnings of financial interests in VIEs			0		0	0						$ 0
Accumulated earnings			(2,304,020,698)		(1,999,192,344)							(355,679,505)
Unrecognized tax benefits			0		0	0						0
Significantly increase or decrease in unrecognized tax benefits within next twelve months			0									0
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance			¥ 100,000
Income tax, statute of limitation under special circumstance			10 years	10 years
Minimum
Income Taxes [Line Items]
Income tax, statute of limitation			3 years	3 years
Minimum | Scenario 1
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises			5.00%	5.00%
Percentage of beneficial interest owned			25.00%	25.00%
Maximum
Income Taxes [Line Items]
Income tax, statute of limitation			5 years	5 years
Maximum | Scenario 2
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Percentage of beneficial interest owned			25.00%	25.00%
Subsidiaries and VIE subsidiaries in PRC
Income Taxes [Line Items]
Statutory tax rate							25.00%	24.00%	22.00%	20.00%	18.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years	15.00%	15.00%
Tax savings from reduced tax rate			¥ 0	$ 0	0	0
Variable Interest Entity, Primary Beneficiary
Income Taxes [Line Items]
Accumulated earnings			¥ 0		¥ 0	¥ 0						0
United states
Income Taxes [Line Items]
Statutory tax rate			34.00%	34.00%
State income tax rate			0.48%	0.48%
Federal tax
Income Taxes [Line Items]
Net operating loss carry forwards | $												124,200,000
Net operating loss carry forwards, expiration year			2026	2026
Tax credit available to offset future taxes payable | $												100,000
State income tax
Income Taxes [Line Items]
Net operating loss carry forwards | $												68,700,000
Net operating loss carry forwards, expiration year			2016	2016
Tax credit available to offset future taxes payable | $												$ 100,000
Foreign tax authority
Income Taxes [Line Items]
Foreign tax credit available to offset future taxes payable | $				$ 2,500,000
Tax credit available to offset future taxes payable, expiration date			2016	2016